Consolidated Cash Flow Statement	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Grown Rogue Unlimited LLC [Member]
Cash provided by (used in) Operating Activities
Net loss	$ (7,509,986)	$ (302,397)
Adjustments for non-cash items in net loss
Amortization of property and equipment	460,046	45,926
Amortization of intangible assets	18,762
Unrealized gain on changes in fair value of biological assets	(541,352)	(985,515)
Realized changes in fair value of biological assets in inventory sold	997,744
Unit-based compensation	1,049,595
Amortization of debt issuance costs		1,151
Accretion expense	317,827	33,191
Finance charge expense	1,510,489
Loss on disposal of property and equipment	9,103
Services settled by issuance of long-term debt	26,487
Loss on derecognition of derivative liability	57,500
Non-cash items in net loss	(3,063,785)	(1,207,644)
Changes in non-cash working capital (note 17)	1,253,428	511,136
Net cash used in operating activities	(2,350,357)	(696,508)
Investing Activities
Purchase of intangible asset	(44,363)	(39,373)
Purchase of property and equipment	(1,055,874)	(724,807)
Net cash used in investing activities	(1,100,237)	(764,180)
Financing Activities
Members’ contributions	1,525,345
Subscriptions receivable	720,516
Option proceeds	500,000
Proceeds from long-term debt	2,649,253	1,931,755
Repayment of long-term debt	(578,250)	(17,868)
Payment of debt issuance costs	(111,746)
Payment of equity issuance costs	(25,401)
Deferred transaction costs	(855,679)
Net cash provided by financing activities	3,824,038	1,913,887
Increase (decrease) in cash for the year	373,444	453,199
Cash, beginning of year	453,199
Cash, end of year	826,643	453,199
Supplemental cash flow disclosure Interest paid	128,042	7,414
Purchase of property and equipment on account		37,025
Property and equipment acquired through finance leases (note 10)	158,193	134,289
Property and equipment acquired through convertible note payable		139,001
Prepayment of finance lease		4,712
Conversion of notes payable to 1,854.4 common units of stock	$ 1,909,134